CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Property, Plant and Equipment [Table Text Block]
December 31, 2018		Accumulated	Net Book
	Cost	Depreciation	Value

Office Equipment	$45,566	$(45,566)	-
Leasehold improvements	440,329	(440,329)	-
	$485,895	$(485,895)	-

December 31, 2017		Accumulated	Net Book
	Cost	Depreciation	Value

Office Equipment	$45,566	$(45,377)	$189
Leasehold improvements	440,329	(440,329)	-
	$485,895	$(485,706)	$189